Commitments, Guarantees, Concentrations and Contingencies - Components of Operating and Finance Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 20,188	$ 17,371	$ 16,380
Finance lease cost – amortization of ROU assets	2,157	719	0
Finance lease cost – interest expense on lease liabilities	485	167	0
Short-term lease cost	1,335	463	323
Variable lease cost	3,979	2,382	880
Sublease income	(717)	(820)	(512)
Total lease cost	27,427	20,282	17,071
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	19,811	17,444	12,446
Operating cash outflows from finance leases	488	85	0
Financing cash outflows from finance leases	516	489	0
Supplemental non-cash information
Non-cash operating lease right-of-use assets obtained in exchange for new operating lease liabilities	12,774	26,417	24,715
Non-cash increase (decrease) in operating lease ROU assets due to lease modifications	(40)	79	(5,407)
Non-cash finance lease ROU assets obtained in exchange for new finance lease liabilities	$ 0	15,100	$ 0
Galileo Financial Technologies, Inc.
Supplemental non-cash information
Non-cash operating lease right-of-use assets obtained in exchange for new operating lease liabilities		$ 5,640